Net loss per common share - anti-dilutive securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Anti-dilutive securities	4,269	106
Stock options
Earnings per share [line items]
Anti-dilutive securities	1,222	42
Warrants (derivative liabilities)
Earnings per share [line items]
Anti-dilutive securities	2,415	0
Warrants (equity)
Earnings per share [line items]
Anti-dilutive securities	632	64